UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08359
                                   -------------------------------------------

                               The Westport Funds
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          253 Riverside Avenue, Westport, Connecticut    06880
  ---------------------------------------------------------------------------
         (Address of principal executive offices)          (Zip code)

    Edmund H. Nicklin, Jr., 253 Riverside Avenue, Westport, Connecticut 06880
  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878
                                                    --------------------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:  6/30/03
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

LETTER TO SHAREHOLDERS                                              JULY 9, 2003
================================================================================

Dear Fellow Shareholder:

The results from the equity markets during the first half of 2003 were better than expected, which is a welcome change after three years of negative returns as measured by S&P 500 Index (S&P 500). Returns from both Westport Funds exceeded 10% for the six months ended June 30, 2003. Although the Funds lagged their respective indices in the first half, the Westport Fund slightly exceeded its benchmark, the Russell MidCap Index, in the second quarter of 2003.

During the first half of 2003, the equity markets displayed unusual behavior, with component company returns from both the Russell 2000 and the Russell MidCap indices generally increasing as market capitalization decreased. Within the Russell 2000, companies with market capitalizations below $180 million gained 30% in the first half of 2003, compared to 18% for the index. Companies within the index reporting losses recorded a 33% return. This negative relationship between market capitalization and return reflects a combination of both investor speculation and a rebound of small companies from depressed levels at year end, when investor risk aversion was acute. The excellent returns from companies reporting losses is symptomatic of investor speculation about an imminent acceleration of economic growth. Further evidence of speculation is found by examining the industry sectors of the Russell 2000 and Russell Midcap indices. Technology and healthcare were the best performing sectors, the latter driven by biotech companies. However, neither Fund has a heavy weighting in the speculative segments that supported the returns of its respective Russell index benchmark in the first half of 2003.

                                Table of Results

                               THE WESTPORT FUNDS

                         Total Returns* - June 30, 2003

                          Six Months     One Year      Five Years       Since
Fund or Index           Ended 6/30/03  Ended 6/30/03  Ended 6/30/03  Inception i
--------------------------------------------------------------------------------
Westport Select Cap
     Fund - Class R ii     11.3%           -0.7%          11.3%         12.5%
Russell 2000(r)
     Index iv              17.9%           -1.6%           1.0%          1.8%
--------------------------------------------------------------------------------
Westport Fund -
     Class R iii           10.1%           -4.9%           8.7%         10.1%
Russell Midcap(r)
     Index iv              15.5%            2.6%           3.4%          4.7%
--------------------------------------------------------------------------------

* The total returns shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Mergers and acquisitions of publicly traded companies slowed dramatically to an unusually low level in the latter part of 2002. There were three primary reasons for this slump in activity. First, accurate accounting was a significant concern for potential acquirers, given the alleged frauds at Enron Corp., WorldCom Inc., and Adelphia Communications Corp. and questionable accounting practices at companies such as Global Crossing, Ltd. and Tyco International, Ltd. Second, risk aversion in fixed income markets and at banking institutions reduced available financing for activities such as cash acquisitions. Third, when viewed from the second half of 2002, the level of economic activity anticipated in 2003 was uncertain at best.

However, several events occurred that addressed these negatives by the first half of 2003. The Federal government moved to support domestic economic growth with further easing of fiscal and monetary policy. The Federal Reserve reduced the fed funds rate even further and indicated a willingness to take aggressive action to preempt deflation. In response, both short term and long term interest rates declined to levels where an assumption of risk was needed to earn what investors view from an historical perspective to be a reasonable return. As a result, the bond market reopened to higher risk financings. In addition, the incidence of reported accounting fraud declined dramatically at least in part due to the passage of legislation criminalizing willful distortion of financial results. Finally, the Federal government's expansion of fiscal policy through added tax cuts, and government spending is estimated by the Congressional Budget Office to have created a budget deficit that will reach 4% of GDP this year. Investors deem this 4% level of fiscal stimulus combined with the effects of monetary easing to be sufficient to foster economic acceleration in the second half of 2003. In the prior two years second half forecasts of accelerated economic growth were not realized.

In a low revenue growth environment such as in 2002, companies often look to acquisitions to broaden their revenue base and provide earnings growth through the elimination of duplicative functions. This activity was repressed in 2002 and the beginning of 2003 by the negative factors noted above. With these mitigated, merger and acquisition (M&A) activity has recently witnessed a noticeable increase. In early July, M&A activity picked up across a number of industries. Specifically, a transaction was announced in less-than-truckload transportation and hostile transactions were announced in auto parts manufacturing and aluminum production.

This strategy of revenue expansion through acquisition extended to software. In the second quarter, PeopleSoft, Inc., a major supplier of business application software announced its acquisition of J.D. Edwards & Company, a smaller business application software supplier and an important holding of the Westport Select Cap Fund. Shortly after the merger announcement, Oracle Corp. commenced a hostile takeover bid for PeopleSoft, Inc. Historically, a high level of M&A activity has been beneficial for the Funds.

PORTFOLIO COMMENTS

Given the shift in investor preference in the first half of 2003 to higher risk companies, it is not surprising that technology portfolio holdings, including software, some semiconductor-related and some telecom companies, were among the best performers for both Funds. It is interesting to note that these same software companies were among the poorest performers in 2002. One of the top performers in both funds was Computer Associates, International, Inc., a key supplier of enterprise system management software and a somewhat controversial company, which appreciated 65% in the first half of 2003. Another top performer held by both Funds was AdvancePCS, a pharmacy benefit manager (PBM), returning more than 70% during the same period. It is encouraging to see this appreciation, given that PBM's are also controversial, having been accused of self-dealing. Other top performers in the Westport Select Cap Fund for the six months ending June 30, 2003, included Young Broadcasting, Inc., a TV broadcaster, its share price increasing more than 60% during the period, Perkin Elmer Inc., a supplier of technology-based products, returning nearly 70% during the period, and Western Wireless Corp., a rural cellular telephone operator appreciating close to 120% during the period.

Veridian Corp., a holding of the Westport Fund, agreed to be acquired by General Dynamics Inc. producing a first half gain exceeding 60%. Veridian is an information technology company, specializing in national security projects for intelligence agencies within the Federal government. Some small regional banks and thrifts also performed well, with three providing appreciation of nearly 40% during this time period. These included First Niagara Financial Group, Inc., a holding in the Westport Fund, which is a regional banking enterprise based near Buffalo, New York, and Sterling Financial Corp., a position in both Funds, which is a savings bank in the Pacific Northwest. First Essex Bancorp, Inc., a holding in the Westport Select Cap Fund, agreed to be acquired by Sovereign Bancorp, Inc. in the second quarter of 2003. Since its purchase in 1999, First Essex has appreciated more than 200%.

There were also disappointments during the first half, the largest being HealthSouth Corp. During recent months, a number of former HealthSouth financial executives pleaded guilty to falsifying financial statements in an amount exceeding $2.5 billion, according to Federal prosecutors. As a result, this holding reduced returns in both Funds by approximately one percentage point in the first half. Another area of significant disappointment was the performance of a number of companies that in 2002 contributed very positively to the Funds' results. Insurance brokers as a group recorded disappointing returns, with Hilb, Rogal and Hamilton Company showing a negative return year to date, after excellent appreciation in 2002 of more than 45%. Another poorly performing industry group was the hospital sector with both Universal Health Services, Inc. and Triad Hospitals, Inc. providing negative returns in the first six months. Although earnings expectations for Hilb, Rogal and Hamilton Company, Universal Health Services, Inc., and Triad Hospitals, Inc. have not been reduced for 2003, investor concern centers on forward earnings growth rates for these industry groups versus higher growth rates potentially attainable from companies more sensitive to an expected second half economic recovery. Together, these three companies comprise large positions in both Funds and contributed a meaningful portion of the underperformance relative to the respective benchmarks.

OUTLOOK

As noted above, the Federal government has provided substantial significant stimulus to the U.S. economy. Since the end of 2000, the Federal Reserve has cut the fed funds rate 13 times, a total reduction of 5.5%, to 1%, its current level, which is the lowest in 45 years. In addition, at the beginning of 2001, Congress passed a multi-year Federal income tax cut for individuals as part of a broader tax reduction package. In the first half of 2003, a portion of these tax cuts were accelerated and Federal taxation on dividends and long-term capital gains was reduced.v These reductions, aimed at improving the after tax return from equities, should increase share prices and reduce the cost of capital, leading to an increase in capital investment, which has been depressed since the telecom and internet bubble burst in 2000. Finally, senior economic officials of the Federal government have "talked down" the dollar. A lower dollar supports exports and increases the foreign earnings of domestic multi-national corporations. Taken collectively, these actions are supportive of increased economic growth in the second half of 2003. A recent Wall Street Journal survey of economists supported this view, indicating that those surveyed expect these actions should increase economic growth from 1.4% in the first quarter and an expectation of less than 2% in the second quarter to at least 3.5% in the second half of 2003.

While there are few signs of economic acceleration at present, stock market investors have already reacted aggressively to the Federal government's actions. Using the S&P 500 as a reference, stock market gains in the first half of 2003 have increased the price earnings multiple on projected 2003 operating earnings from approximately 17 at the beginning of the year to 19 at the end of June. However, with long-term interest rates, as measured by the 10-year Treasury bond, increasing in recent days, further appreciation in the equity markets is highly dependent upon earnings gains, as valuation measured by the price/earnings ratio is again an issue. With company cost structures reduced, in some cases dramatically so, earnings improvement above current expectations is a possibility if the anticipated economic acceleration provides the needed incremental revenues.

We would like to thank our shareholders for their continued confidence and support.

Sincerely,

/s/ Edmund H. Nicklin, Jr.              /s/ Andrew J. Knuth

Edmund H. Nicklin, Jr.                  Andrew J. Knuth

i The Class R shares of the Westport Fund and the Westport Select Cap Fund commenced operations on December 31, 1997.
ii The Class I shares of the Westport Select Cap Fund commenced operations on February 16, 1998. For total return and other information relating to Class I shares of the Westport Select Cap Fund, see the Financial Highlights on page 11.
iii The Class I shares of the Westport Fund commenced operations on February 9, 2001. For total return and other information relating to Class I shares of the Westport Fund, see the Financial Highlights on page 9.
iv The Russell Midcap(r) Index is an index comprised of the 800 smallest companies in the Russell 1000(r) (an index of the 1,000 largest companies in the Russell 3000(r) Index). The Russell 2000(r) Composite Stock Index, representing approximately 11% of the U.S. equity market, is an index comprised of the 2,000 smallest U.S. domiciled publicly-traded common stocks in the Russell 3000(r) Index (an index of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly-traded equity markets). You should note that the Westport Funds are professionally managed mutual funds, which are subject to advisory fees and other expenses, while the indices are unmanaged and do not incur expenses.
v For example, the Federal tax on dividends was reduced to a maximum rate of 15% for most individuals. The new 15% rate applies retroactively to dividends received on or after January 1, 2003. Maximum long-term capital gains taxes for most individuals were also reduced to the 15% level. However, the new rate only applies to those capital gains distributed on or after May 6, 2003.

THE WESTPORT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
================================================================================

                                                                   Westport
                                              Westport            Select Cap
                                                Fund                 Fund
--------------------------------------------------------------------------------
ASSETS
Investment securities:
 At acquisition cost .................    $     19,816,716     $  1,045,564,535
                                          ================     ================
 At market value (Note 2) ............    $     21,016,423     $  1,202,314,973
Dividends receivable .................               4,069              578,491
Receivable for capital shares sold ...                 452            1,856,559
Receivable for securities sold .......                  --           18,571,459
Other assets .........................              30,244               42,102
                                          ----------------     ----------------
        TOTAL ASSETS .................          21,051,188        1,223,363,584
                                          ----------------     ----------------
LIABILITIES
Payable for capital shares redeemed ..              60,047           11,824,410
Payable for securities purchased .....                  --              818,545
Payable to affiliates (Note 4) .......              20,964            1,145,958
Other accrued expenses and liabilities              31,124              405,390
                                          ----------------     ----------------
        TOTAL LIABILITIES ............             112,135           14,194,303
                                          ----------------     ----------------

NET ASSETS ...........................    $     20,939,053     $  1,209,169,281
                                          ================     ================
Net assets consist of:
Paid-in capital ......................          20,244,757        1,108,875,002
Accumulated net investment losses ....             (76,046)          (2,838,287)
Accumulated net realized losses
  from security transactions .........            (429,365)         (53,617,872)
Net unrealized appreciation on
  investments ........................           1,199,707          156,750,438
                                          ----------------     ----------------
                                                20,939,053        1,209,169,281
                                          ================     ================
PRICING OF CLASS R SHARES
Net assets attributable to
  Class R shares .....................    $     17,359,839     $    379,829,333
                                          ================     ================
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value)
  (Note 5) ...........................           1,303,965           20,700,092
                                          ================     ================
Net asset value, offering price and
  redemption price per share (Note 2)     $          13.31     $          18.35
                                          ================     ================
PRICING OF CLASS I SHARES
Net assets attributable to
  Class I shares .....................    $      3,579,214     $    829,339,948
                                          ================     ================
Shares of beneficial interest
  outstanding (unlimited number of
  shares authorized, no par value)
  (Note 5) ...........................             269,828           44,849,883
                                          ================     ================
Net asset value, offering price and
  redemption price per share (Note 2)     $          13.26     $          18.49
                                          ================     ================

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
================================================================================

                                                                    Westport
                                                 Westport          Select Cap
                                                   Fund               Fund
                                              --------------     --------------
INVESTMENT INCOME
     Dividends ...........................    $       63,947     $    2,759,823
     Interest ............................               388            538,319
                                              --------------     --------------
        Total Investment Income ..........            64,335          3,298,142
                                              --------------     --------------
EXPENSES
     Investment advisory fees (Note 4) ...            84,227          5,191,625
     Administration fees (Note 4) ........            10,712            189,927
     Shareholder servicing fees,
       Class R (Note 4) ..................             3,307            200,539
     Transfer agent fees, Class R (Note 4)             7,943            155,709
     Transfer agent fees, Class I (Note 4)             5,951             23,803
     Accounting services fees (Note 4) ...            15,001             36,300
     Registration fees, Common ...........               281             12,141
     Registration fees, Class R ..........             4,542             10,753
     Registration fees, Class I ..........             4,542             11,062
     Custodian fees ......................             5,028             51,780
     Professional fees ...................            25,179             33,651
     Shareholder reporting costs .........             1,736             15,124
     Trustees' fees and expenses .........             8,431              9,179
     Postage and supplies ................             3,174              7,448
     Insurance expense ...................             3,966             22,450
     Other expenses ......................               745            164,938
                                              --------------     --------------
              TOTAL EXPENSES .............           184,765          6,136,429
     Fees waived and/or expenses
       reimbursed by the Adviser (Note 4)            (44,384)                --
                                              --------------     --------------
     NET EXPENSES ........................           140,381          6,136,429
                                              --------------     --------------

NET INVESTMENT LOSS ......................           (76,046)        (2,838,287)
                                              --------------     --------------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
     Net realized losses from
       security transactions .............          (415,124)       (41,818,203)
     Net change in unrealized
       appreciation/depreciation on
       investments .......................         2,353,713        166,144,734
                                              --------------     --------------
NET REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS .........................         1,938,589        124,326,531
                                              --------------     --------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS .............................    $    1,862,543     $  121,488,244
                                              ==============     ==============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                   Westport Fund                    Westport Select Cap Fund
                                                         ---------------------------------     ---------------------------------
                                                         For the Six                           For the Six
                                                         Months Ended       For the Year       Months Ended        For the Year
                                                           June 30,             Ended            June 30,             Ended
                                                             2003            December 31,          2003            December 31,
                                                          (Unaudited)            2002           (Unaudited)            2002
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss ...............................    $      (76,046)    $     (166,394)    $   (2,838,287)    $   (6,061,796)
  Net realized gains (losses) from
     security transactions ..........................          (415,124)            13,740        (41,818,203)       (11,014,745)
  Net change in unrealized appreciation
     (depreciation) on investments ..................         2,353,713         (3,685,909)       166,144,734       (165,361,434)
                                                         --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from operations         1,862,543         (3,838,563)       121,488,244       (182,437,975)
                                                         --------------     --------------     --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS:
CLASS R

  Proceeds from shares sold .........................         2,105,207         14,733,331         80,058,713        275,747,522
  Payments for shares redeemed ......................        (2,662,164)        (6,717,616)       (51,455,026)      (116,427,909)
                                                         --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from Class R
  share transactions ................................          (556,957)         8,015,715         28,603,687        159,319,613
                                                         --------------     --------------     --------------     --------------
CLASS I

  Proceeds from shares sold .........................           535,916          2,380,223        110,454,061        325,869,080
  Payments for shares redeemed ......................          (223,992)        (8,207,058)       (49,531,213)      (186,216,762)
                                                         --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from Class I
  share transactions ................................           311,924         (5,826,835)        60,922,848        139,652,318
                                                         --------------     --------------     --------------     --------------
Net increase (decrease) in net assets from
  capital share transactions ........................          (245,033)         2,188,880         89,526,535        298,971,931
                                                         --------------     --------------     --------------     --------------


TOTAL INCREASE (DECREASE)  IN NET ASSETS ............         1,617,510         (1,649,683)       211,014,779        116,533,956

NET ASSETS:

  Beginning of period ...............................        19,321,543         20,971,226        998,154,502        881,620,546
                                                         --------------     --------------     --------------     --------------
  End of period .....................................    $   20,939,053     $   19,321,543     $1,209,169,281     $  998,154,502
                                                         ==============     ==============     ==============     ==============

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS R
                                    ----------------------------------------------------------------------------------------------
                                    FOR THE SIX
                                       MONTHS
                                       ENDED          FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                      JUNE 30,            ENDED           ENDED           ENDED           ENDED           ENDED
                                        2003           DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    (UNAUDITED)            2002            2001            2000            1999            1998
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period ......................   $    12.09         $    14.55      $    14.37      $    14.75      $    11.22      $    10.00
                                     ----------         ----------      ----------      ----------      ----------      ----------

Income from investment operations:
  Net investment loss ............        (0.05)             (0.10)          (0.08)          (0.04)          (0.08)          (0.05)
  Net realized and unrealized
    gains (losses) on investments          1.27              (2.36)           0.65            1.35            5.21            1.27
                                     ----------         ----------      ----------      ----------      ----------      ----------
Total from investment operations .         1.22              (2.46)           0.57            1.31            5.13            1.22
                                     ----------         ----------      ----------      ----------      ----------      ----------

Less distributions:
  From net realized gains ........           --                 --           (0.39)          (1.69)          (1.60)             --
                                     ----------         ----------      ----------      ----------      ----------      ----------

Net asset value at end of period .   $    13.31         $    12.09      $    14.55      $    14.37      $    14.75      $    11.22
                                     ==========         ==========      ==========      ==========      ==========      ==========

Total return .....................       10.09%(A)         (16.91%)          3.99%           8.68%          46.13%          12.20%
                                     ==========         ==========      ==========      ==========      ==========      ==========

Net assets at end of period
  (000's) ........................   $   17,360         $   16,434      $   11,737      $   15,281      $   10,219      $    6,099
                                     ==========         ==========      ==========      ==========      ==========      ==========

Ratio of net expenses to
  average net assets .............        1.50%(B)           1.50%           1.50%           1.50%           1.50%           1.50%

Ratio of gross expenses to
  average net assets(C) ..........        1.97%(B)           1.82%           1.68%           1.91%           2.67%           3.60%

Ratio of net investment loss to
  average net assets .............       (0.81%)(B)         (0.80%)         (0.54%)         (0.35%)         (0.81%)         (0.71%)

Portfolio turnover rate ..........           8%(B)             40%             15%             48%             68%             63%

(A)  Not annualized.
(B)  Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT FUND
FINANCIAL HIGHLIGHTS
==========================================================================================================================
                                                            Per Share Data for a Shares Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------------
                                                                                       Class I
                                                               -----------------------------------------------------------
                                                               For the Six
                                                               Months Ended           For the Year          For the Period
                                                                 June 30,                Ended                  Ended
                                                                   2003               December 31,           December 31,
                                                                (Unaudited)               2002                 2001 (A)
                                                                ------------          ------------           ------------
Net asset value at beginning of period ...........              $      12.05          $      14.55           $      14.96
                                                                ------------          ------------           ------------
Income from investment operations:
  Net investment loss ............................                     (0.05)                (0.15)                 (0.06)
  Net realized and unrealized gains
     (losses) on investments .....................                      1.26                 (2.35)                  0.04
                                                                ------------          ------------           ------------

Total from investment operations .................                      1.21                 (2.50)                 (0.02)
                                                                ------------          ------------           ------------
Less distributions:
  From net realized gains ........................                        --                    --                  (0.39)
                                                                ------------          ------------           ------------

Net asset value at end of period .................              $      13.26          $      12.05           $      14.55
                                                                ============          ============           ============

Total return .....................................                    10.04%(B)            (17.18%)                (0.11%)(B)
                                                                ============          ============           ============

Net assets at end of period (000's) ..............              $      3,579          $      2,888           $      9,234
                                                                ============          ============           ============

Ratio of net expenses to average net assets ......                     1.50%(C)              1.50%                  1.50%(C)

Ratio of gross expenses to average net assets(D) .                     1.97%(C)              1.82%                  1.83%(C)

Ratio of net investment loss to average net assets                    (0.81%)(C)            (0.81%)                (0.54%)(C)

Portfolio turnover rate ..........................                        8%(C)                40%                    15%(C)

(A) Represents the period from the commencement of operations (February 9, 2001) through December 31, 2001.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================================================================
                                                                   Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------------------------------------------
                                                                               Class R
                                       -----------------------------------------------------------------------------------------
                                        For the
                                      Six Months
                                         Ended         For the Year   For the Year   For the Year   For the Year     For the Year
                                        June 30,          Ended          Ended          Ended          Ended            Ended
                                          2003          December 31,   December 31,   December 31,   December 31,     December 31,
                                      (Unaudited)          2002            2001           2000           1999             1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning
  of period .......................    $   16.49        $   19.45       $   18.23      $   16.47      $   11.54        $   10.00
                                       ---------        ---------       ---------      ---------      ---------        ---------
Income from investment operations:
   Net investment income (loss) ...        (0.06)           (0.12)          (0.05)          0.02          (0.03)           (0.02)
   Net realized and unrealized
    gains (losses) on investments .         1.92            (2.84)           1.55           2.22           4.96             1.56
                                       ---------        ---------       ---------      ---------      ---------        ---------
Total from investment operations ..         1.86            (2.96)           1.50           2.24           4.93             1.54
                                       ---------        ---------       ---------      ---------      ---------        ---------
Less distributions:
  From net investment income ......           --               --              --          (0.03)            --               --
  From net realized gains .........           --               --           (0.28)         (0.45)            --               --

Total distributions ...............           --               --           (0.28)         (0.48)            --               --

Net asset value at end of period ..    $   18.35        $   16.49       $   19.45      $   18.23      $   16.47        $   11.54
                                       =========        =========       =========      =========      =========        =========

Total return ......................       11.28%(A)       (15.22%)          8.22%         13.60%         42.72%           15.40%
                                       =========        =========       =========      =========      =========        =========

Net assets at end of period (000's)    $ 379,829        $ 314,404       $ 209,605      $ 110,423      $  79,851        $  20,637
                                       =========        =========       =========      =========      =========        =========
Ratio of net expenses to
  average net assets ..............        1.38%(B)         1.29%           1.24%          1.27%          1.43%            1.50%

Ratio of gross expenses to
  average net assets ..............        1.38%(B)         1.29%           1.24%          1.27%          1.43%            1.79%(C)

Ratio of net investment income
 (loss) to average net assets .....       (0.75%)(B)       (0.74%)         (0.33%)         0.13%         (0.33%)          (0.39%)

Portfolio turnover rate ...........          16%(B)            4%             11%            15%            10%              19%

(A)  Not annualized.
(B)  Annualized.
(C) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
FINANCIAL HIGHLIGHTS
=============================================================================================================================
                                                                Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------
                                                                              Class I
                                       --------------------------------------------------------------------------------------
                                        For the
                                      Six Months
                                         Ended        For the Year   For the Year   For the Year   For the Year  For the Period
                                        June 30,         Ended          Ended          Ended          Ended          Ended
                                          2003         December 31,   December 31,   December 31,   December 31,   December 31,
                                      (Unaudited)          2002           2001           2000           1999         1998(A)
                                       ---------        ---------      ---------      ---------      ---------      ---------
Net asset value at beginning
  of period .......................    $   16.59        $   19.53      $   18.28      $   16.50      $   11.55      $   10.92
                                       ---------        ---------      ---------      ---------      ---------      ---------

Income from investment operations:
  Net investment income (loss) ....        (0.04)           (0.09)         (0.03)          0.03          (0.01)         (0.02)
  Net realized and unrealized
    gains (losses) on investments .         1.94            (2.85)          1.56           2.23           4.96           0.65
                                       ---------        ---------      ---------      ---------      ---------      ---------

Total from investment operations ..         1.90            (2.94)          1.53           2.26           4.95           0.63
                                       ---------        ---------      ---------      ---------      ---------      ---------

Less distributions:
  From net investment income ......           --               --             --          (0.03)            --             --
  From net realized gains .........           --               --          (0.28)         (0.45)            --             --
                                       ---------        ---------      ---------      ---------      ---------      ---------

Total distributions ...............           --               --          (0.28)         (0.48)            --             --
                                       ---------        ---------      ---------      ---------      ---------      ---------

Net asset value at end of period ..    $   18.49        $   16.59      $   19.53      $   18.28      $   16.50      $   11.55
                                       =========        =========      =========      =========      =========      =========

Total return ......................       11.45%(B)       (15.05%)         8.36%         13.69%         42.86%          5.77%(B)
                                       =========        =========      =========      =========      =========      =========

Net assets at end of period (000's)    $ 829,340        $ 683,751      $ 672,016      $ 448,269      $ 205,507      $  33,230
                                       =========        =========      =========      =========      =========      =========

Ratio of net expenses to
  average net assets ..............        1.09%(C)         1.07%          1.13%          1.14%          1.24%          1.50%(C)

Ratio of gross expenses to
  average net assets ..............        1.09%(C)         1.07%          1.13%          1.14%          1.24%          1.64%(C)(D)

Ratio of net investment income
  (loss) to average net assets ....       (0.45%)(C)       (0.53%)        (0.21%)         0.26%         (0.13%)        (0.36%)(C)

Portfolio turnover rate ...........          16%(C)            4%            11%            15%            10%            19%(C)

(A) Represents the period from the commencement of operations (February 16, 1998) through December 31, 1998.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser (Note 4).

See accompanying notes to financial statements.

THE WESTPORT FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Westport Funds (the Trust) is registered under the Investment Company Act of 1940 (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as a Delaware business trust under a Declaration of Trust dated September 17, 1997. The Trust has established two separate series: the Westport Fund and the Westport Select Cap Fund (formerly, the Westport Small Cap Fund) (the Funds). The Trust was capitalized on December 16, 1997, when the initial shares of each Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 1997.

The Westport Fund seeks a return composed of primarily capital appreciation and secondarily current income. The Fund seeks to achieve its investment objective by investing the majority of its assets in undervalued equity securities of attractive mid capitalization companies. A mid capitalization company has a market capitalization between $2 billion and $10 billion. The Fund will also invest on an opportunistic basis in the securities of attractive companies with both larger and smaller market capitalizations, but it is expected that the median market capitalization of the companies in the Fund will be in the mid capitalization range.

The Westport Select Cap Fund seeks long-term capital appreciation. The Fund seeks to achieve its investment objective by investing at least 65% of its net assets in the equity securities of small capitalization companies. A small capitalization company has market capitalization of $2 billion or less at the time of the Fund's initial investment. Companies whose capitalization exceeds $2 billion after purchase by the Fund will continue to be considered small cap for purposes of this 65% limitation. Even after the market capitalization of a small cap company exceeds $2 billion, the Adviser may determine that the company continues to present a significant investment opportunity. In such instances, as long as the company's market capitalization does not exceed $4 billion, the Fund may add to an existing position in that company's securities by purchasing additional shares. Any such additional securities purchases will be considered purchases of small cap securities with respect to the 65% limitation. The Fund may also invest to a limited degree in companies that have larger market capitalizations.

Each of the Funds is authorized to offer two classes of shares: Class R shares and Class I shares. Each Class R and Class I share of a Fund represents identical interests in the Fund's assets and has the same rights, except that
(i) Class I shares are expected to have lower operating expenses over time due to a shareholder services plan adopted with respect to Class R shares of each Fund (Note 4), and (ii) certain other class specific expenses are borne solely by the class to which such expenses are attributable. The Class I shares of the Westport Select Cap Fund and the Westport Fund commenced operations on February 16, 1998 and February 9, 2001, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the last reported sale price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of both classes of shares of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Dividends arising from net investment income, if any, are declared and paid annually. Net capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are distributed at least annually.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the periods ended June 30, 2003 and December 31, 2002, the Westport Fund and the Westport Select Cap Fund did not pay distributions to shareholders.

The following information is computed on a tax basis for each item for the six months ended June 30, 2003:

--------------------------------------------------------------------------------
                                                    Westport         Westport
                                                      Fund       Select Cap Fund
                                                  (Unaudited)      (Unaudited)
--------------------------------------------------------------------------------
Undistributed ordinary income ............           (76,046)        (2,838,287)
Capital loss carryforward ................          (415,124)       (52,012,382)
Undistributed long-term gains ............                --                 --
Gross unrealized appreciation ............         4,329,906        250,120,193
Gross unrealized depreciation ............        (3,144,440)       (94,975,246)
                                                  ----------      -------------
Total accumulated earnings ...............           694,296        100,294,278
                                                  ----------      -------------
Federal income tax cost ..................        19,830,957      1,047,170,026
                                                  ==========      =============
--------------------------------------------------------------------------------

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

The Westport Select Cap Fund has $11,729,755 of capital loss carryforwards that will expire December 31, 2010. These capital loss carryforwards may be used to offset future gains, if any, prior to distributing such gains to shareholders.

3.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2003, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $684,707 and $750,797, respectively, for the Westport Fund, and $138,766,513 and $74,848,113, respectively, for the Westport Select Cap Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Westport Advisers, LLC (the Adviser), Integrated Fund Services, Inc. (IFS), the
administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the Funds' principal underwriter.

INVESTMENT ADVISORY AGREEMENT

The Funds' investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. The Westport Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% of average daily net assets. The Westport Select Cap Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets.

In order to voluntarily reduce operating expenses of the Westport Fund during the six months ended June 30, 2003, the Adviser waived $44,384 of its investment advisory fee.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, IFS supplies non-investment related administrative and compliance services for the Funds. IFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee from each Fund based on each Fund's respective average daily net assets, subject to a minimum monthly fee.

TRANSFER AGENT AGREEMENT

Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee from each Fund based on the number of shareholder accounts in each class, subject to a minimum monthly fee for each class of shares. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of the Funds. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of such Fund's portfolio securities.

SHAREHOLDER SERVICES PLAN

The Trust has adopted a shareholder services plan with respect to Class R shares of each Fund. Under this plan, the Trust may enter into agreements pursuant to which a shareholder servicing agent performs certain shareholder services not otherwise provided by the transfer agent. For these services, each Fund pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets attributable to the Class R shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. For the six months ended June 30, 2003, shareholder servicing fees of $5,250 and $338,789 were paid by Class R shares of the Westport Fund and the Westport Select Cap Fund, respectively.

DISTRIBUTION AGREEMENT

The Trust has entered into a Distribution Agreement on behalf of the Funds with IFS Fund Distributors, Inc. (the Distributor). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund's shares. The Distributor receives no compensation for its services and is an affiliate of IFS.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions:

-----------------------------------------------------------------------------------------------------------------
                                                          Westport Fund               Westport Select Cap Fund
                                                  -----------------------------     -----------------------------
                                                  For the Six                       For the Six
                                                  Months Ended     For the Year     Months Ended     For the Year
                                                     June 30,          Ended          June 30,          Ended
                                                       2003           Dec. 31,          2003           Dec. 31,
                                                   (Unaudited)          2002        (Unaudited)          2002
-----------------------------------------------------------------------------------------------------------------
CLASS R
Shares sold .................................         170,567        1,070,742        4,764,563       14,909,595
Shares redeemed .............................        (225,765)        (518,505)      (3,132,024)      (6,618,548)
                                                    ---------        ---------       ----------       ----------
Net increase (decrease) in shares outstanding         (55,198)         552,237        1,632,539        8,291,047
Shares outstanding, beginning of period .....       1,359,163          806,926       19,067,553       10,776,506
                                                    ---------        ---------       ----------       ----------
Shares outstanding, end of period ...........       1,303,965        1,359,163       20,700,092       19,067,553
                                                    =========        =========       ==========       ==========
CLASS I
Shares sold .................................          48,363          171,309        6,599,079       17,266,771
Shares redeemed .............................         (18,225)        (566,307)      (2,957,950)     (10,467,943)
                                                    ---------        ---------       ----------       ----------
Net increase (decrease) in shares outstanding          30,138         (394,998)       3,641,129        6,798,828
Shares outstanding, beginning of period .....         239,690          634,688       41,208,754       34,409,926
                                                    ---------        ---------       ----------       ----------
Shares outstanding, end of period ...........         269,828          239,690       44,849,883       41,208,754
                                                    =========        =========       ==========       ==========
-----------------------------------------------------------------------------------------------------------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
================================================================================
                                                                    MARKET
COMMON STOCKS - 96.6%                               SHARES           VALUE
--------------------------------------------------------------------------------

BROADCASTING/CABLE TV/ADVERTISING - 8.6%
Cox Radio, Inc. - Class A(a) ..............           35,000    $       808,850
Insight Communications Company, Inc.(a) ...           29,000            382,220
Interpublic Group of Companies, Inc. ......           45,000            602,100
                                                                ---------------
                                                                      1,793,170
                                                                ---------------
BUSINESS PRODUCTS & SERVICES - 23.0%
American Management Systems, Inc.(a) ......           30,200            431,256
ChoicePoint, Inc.(a) ......................           12,000            414,240
Computer Associates International, Inc. ...           41,000            913,480
MRO Software, Inc.(a) .....................           38,000            327,940
Parametric Technology Corp.(a) ............           70,000            213,500
Reynolds & Reynolds Company (The) - Class A           14,000            399,840
Synopsys, Inc.(a) .........................           15,300            946,305
TriZetto Group, Inc.(a) ...................           45,600            275,424
Veridian Corp.(a) .........................           25,000            872,250
                                                                ---------------
                                                                      4,794,235
                                                                ---------------
CHEMICALS - 3.4%
Praxair, Inc. .............................           12,000            721,200
                                                                ---------------
COMMUNICATIONS EQUIPMENT & Services - 3.6%
AT&T Wireless Services, Inc.(a) ...........            2,808             23,054
Rockwell Collins, Inc. ....................           30,000            738,900
                                                                ---------------
                                                                        761,954
                                                                ---------------
CONSUMER PRODUCTS & SERVICES - 12.0%
Big Lots, Inc.(a) .........................           18,100            272,224
Del Monte Foods Company(a) ................           50,000            442,000
Duane Reade, Inc.(a) ......................            7,000            103,250
Neiman Marcus Group, Inc. - Class B(a) ....           19,700            679,650
J.M. Smucker Company (The) ................           23,154            923,613
Whitehall Jewellers, Inc.(a) ..............           10,700             97,049
                                                                ---------------
                                                                      2,517,786
                                                                ---------------
HEALTH CARE PRODUCTS & SERVICES - 16.6%
AdvancePCS(a) .............................           25,000            955,750
Laboratory Corporation of America Holdings(a)         20,000            603,000
Lincare Holdings, Inc.(a) .................           24,000            756,240
Triad Hospitals, Inc.(a) ..................           12,321            305,807
Universal Health Services, Inc. - Class B(a)          21,000            832,020
                                                                ---------------
                                                                      3,452,817
                                                                ---------------
INDUSTRIAL SPECIALTY PRODUCTS - 6.3%
Fairchild Semiconductor Corp.(a) ..........           30,000            383,700
FEI Company(a) ............................           12,000            225,120
Precision Castparts Corp. .................           15,000            466,500
Texas Instruments, Inc. ...................           14,064            247,526
                                                                ---------------
                                                                      1,322,846
                                                                ---------------

WESTPORT FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
================================================================================
                                                                    MARKET
COMMON STOCKS - 96.6% (CONTINUED)                   SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE - 5.4%
Arthur J. Gallagher & Company .............           10,000    $       272,000
Hilb, Rogal & Hamilton Company ............           25,400            864,616
                                                                ---------------
                                                                      1,136,616
                                                                ---------------
MEDICAL PRODUCTS & SERVICES - 3.0%
Bristol-Myers Squibb Company ..............            9,000            244,350
Schering-Plough Corp. .....................           21,000            390,600
                                                                ---------------
                                                                        634,950
                                                                ---------------
OIL & GAS PRODUCERS - 3.4%
Pogo Producing Company ....................           16,500            705,375
                                                                ---------------
OIL & GAS SERVICES - 1.8%
Helmerich & Payne .........................           13,200            385,440
                                                                ---------------
REGIONAL BANKS & THRIFTS - 6.2%
Cullen/Frost Bankers, Inc. ................           25,000            802,500
First Niagara Financial Group, Inc. .......           10,000            139,600
Sterling Financial Corp.(a) ...............           14,641            356,655
                                                                ---------------
                                                                      1,298,755
                                                                ---------------
TRANSPORTATION - 2.2%
FedEx Corp. ...............................            7,500            465,225
                                                                ---------------
OTHER - 1.1% ..............................                             236,098
                                                                ---------------
TOTAL COMMON STOCKS (Cost $19,026,969) ....                     $    20,226,467
                                                                ---------------

MONEY MARKETS - 1.4%
First American Treasury (Cost $290,719) ...          290,719    $       290,719
                                                                ---------------

                                                        PAR            MARKET
U.S. GOVERNMENT TREASURY OBLIGATIONS - 2.4%            VALUE           VALUE
--------------------------------------------------------------------------------

Treasury Bill, 1.075%, 09/04/03
  (Cost $499,030) .........................     $    500,000    $       499,237
                                                                ---------------
TOTAL INVESTMENT SECURITIES - 100.4%
  (Cost $19,816,716) ......................                     $    21,016,423
LIABILITIES IN EXCESS OF OTHER ASSETS - (0 4%)                          (77,370)
                                                                ---------------
NET ASSETS - 100.0% .......................                     $    20,939,053
                                                                ===============

(a)  Non-income producing security.

See accompanying notes to financial statements.

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
================================================================================
                                                                    MARKET
COMMON STOCKS - 90.1%                               SHARES           VALUE
--------------------------------------------------------------------------------

BROADCASTING/CABLE TV/ADVERTISING - 10.2%
Beasley Broadcast Group, Inc.(a) ..........          451,100    $     6,171,048
Cox Radio, Inc. - Class A(a) ..............          928,600         21,459,946
Emmis Communications Corp.(a) .............        1,720,000         39,474,000
Insight Communications Company, Inc.(a) ...        1,749,100         23,053,138
Salem Communications Corp.(a) .............          596,925         11,945,066
Young Broadcasting, Inc.(a) ...............        1,003,100         21,195,503
                                                                ---------------
                                                                    123,298,701
                                                                ---------------
BUSINESS PRODUCTS & SERVICES - 15.8%
American Management Systems, Inc.(a) ......        1,340,000         19,135,200
Arbitron, Inc.(a) .........................          241,000          8,603,700
Ariba, Inc.(a) ............................        1,097,600          3,259,872
Aspen Technology, Inc.(a) .................          900,000          4,320,000
Cadence Design Systems, Inc.(a) ...........           93,595          1,128,756
Ceridian Corp.(a) .........................          660,000         11,200,200
Computer Associates International, Inc. ...        1,500,000         33,419,999
IMS Health, Inc. ..........................          850,526         15,300,963
J.D. Edwards & Company(a) .................        1,198,700         17,177,371
Map Info Corp.(a) .........................          998,100          7,116,453
MatrixOne, Inc.(a) ........................        1,075,000          6,170,500
MRO Software, Inc.(a) .....................          539,700          4,657,611
Perot Systems Corp. - Class A(a) ..........        1,493,700         16,968,432
Reynolds & Reynolds Company (The) - Class A          303,600          8,670,816
Synopsys, Inc.(a) .........................          444,800         27,510,879
TriZetto Group, Inc.(a) ...................        1,099,400          6,640,376
                                                                ---------------
                                                                    191,281,128
                                                                ---------------
CHEMICALS - 0.9%
Airgas, Inc. ..............................          660,900         11,070,075
                                                                ---------------
COMMUNICATIONS EQUIPMENT & Services - 1.6%
General Communication, Inc. - Class A(a) ..          810,600          7,019,796
Western Wireless Corp.(a) .................        1,114,540         12,850,646
                                                                ---------------
                                                                     19,870,442
                                                                ---------------
CONSUMER PRODUCTS & SERVICES - 10.8%
Applebee's International, Inc. ............          442,200         13,898,346
Big Lots, Inc.(a) .........................        1,578,506         23,740,730
Constellation Brands, Inc.(a) .............          454,800         14,280,720
Del Monte Foods Company(a) ................        1,855,000         16,398,200
Duane Reade, Inc.(a) ......................          777,500         11,468,125
Gaylord Entertainment Company(a) ..........          788,900         15,438,773
Outback Steakhouse, Inc. ..................           70,000          2,730,000
Ruby Tuesday, Inc. ........................          890,200         22,014,646
Saks, Inc.(a) .............................          957,300          9,285,810
Whitehall Jewellers, Inc.(a) ..............          138,550          1,256,649
                                                                ---------------
                                                                    130,511,999
                                                                ---------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
================================================================================
                                                                    MARKET
COMMON STOCKS - 90.1% (CONTINUED)                   SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE PRODUCTS & SERVICES - 8.5%
AdvancePCS(a) .............................        1,244,843    $    47,590,348
Triad Hospitals, Inc.(a) ..................          443,955         11,018,963
Universal Health Services, Inc. - Class B(a)       1,111,800         44,049,516
                                                                ---------------
                                                                    102,658,827
                                                                ---------------
INDUSTRIAL SERVICES - 3.2%
DeVry, Inc.(a) ............................          734,700         17,111,163
ITT Educational Services, Inc.(a) .........          752,200         22,001,850
                                                                ---------------
                                                                     39,113,013
                                                                ---------------
INDUSTRIAL SPECIALTY PRODUCTS - 5.1%
AAR Corp.(a) ..............................          248,050          1,751,233
DuPont Photomasks, Inc.(a) ................          570,600         10,744,398
Fairchild Semiconductor Corp. - Class A(a)           724,000          9,259,960
JLG Industries, Inc. ......................          371,400          2,525,520
Microsemi Corp.(a) ........................           99,400          1,590,400
Perkin Elmer, Inc. ........................          820,000         11,324,200
Precision Castparts Corp. .................          361,000         11,227,100
Rogers Corp.(a) ...........................          158,400          5,274,720
Skyworks Solutions, Inc.(a) ...............          491,375          3,326,609
Texas Instruments, Inc. ...................          257,448          4,531,085
                                                                ---------------
                                                                     61,555,225
                                                                ---------------
INSURANCE - 3.8%
Brown & Brown, Inc. .......................          487,500         15,843,750
Hilb, Rogal & Hamilton Company ............          900,000         30,636,000
                                                                ---------------
                                                                     46,479,750
                                                                ---------------
MEDICAL PRODUCTS & SERVICES - 2.3%
AmerisourceBergen Corp. ...................           54,908          3,807,870
Cardinal Health, Inc. .....................           73,194          4,706,374
Owens & Minor, Inc. .......................          285,250          6,375,338
Priority Healthcare Corp.(a) ..............          700,650         12,997,057
                                                                ---------------
                                                                     27,886,639
                                                                ---------------
OIL & GAS PRODUCERS - 6.8%
Forest Oil Corp.(a) .......................          683,300         17,164,496
Houston Exploration Company(a) ............          542,500         18,824,750
Pogo Producing Company ....................          525,000         22,443,750
Unocal Corp. ..............................          819,550         23,512,890
                                                                ---------------
                                                                     81,945,886
                                                                ---------------
REAL ESTATE & CONSTRUCTION - 0.7%
St. Joe Company (The) .....................          283,400          8,842,080
                                                                ---------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
================================================================================
                                                                    MARKET
COMMON STOCKS - 90.1% (CONTINUED)                   SHARES           VALUE
--------------------------------------------------------------------------------

REGIONAL BANKS & THRIFTS - 7.5%
BankUnited Financial Corp. - Class A(a) ...        1,073,700    $    21,635,055
Downey Financial Corp. ....................          120,000          4,956,000
First Essex Bancorp, Inc. .................          396,050         18,669,797
Harbor Florida Bancshares, Inc. ...........          161,000          3,857,560
People's Bank .............................          317,500          9,204,325
Seacoast Financial Services Corp. .........          239,425          4,740,615
Sterling Financial Corp.(a) ...............          375,527          9,147,838
Taylor Capital Group, Inc. ................          480,000          9,955,200
The South Financial Group, Inc. ...........          368,400          8,594,772
                                                                ---------------
                                                                     90,761,162
                                                                ---------------
SECURITY PRODUCTS & SERVICES - 1.0%
Checkpoint Systems, Inc.(a) ...............          648,400          9,174,860
The Brink's Company .......................          170,007          2,477,002
                                                                ---------------
                                                                     11,651,862
                                                                ---------------
TRANSPORTATION - 2.3%
EGL, Inc.(a) ..............................          488,550          7,425,960
Florida East Coast Industries, Inc. - Class B        249,515          6,212,924
Landstar System, Inc.(a) ..................          225,634         14,181,096
                                                                ---------------
                                                                     27,819,980
                                                                ---------------
UTILITIES - 2.8%
El Paso Electric Company(a) ...............        1,042,850         12,858,341
Nicor, Inc. ...............................          560,000         20,781,600
                                                                ---------------
                                                                     33,639,941
                                                                ---------------
OTHER - 6.8%
iShares Russell 2000 Index Fund ...........          300,000         26,670,000
Other .....................................       55,369,199
                                                                ---------------
                                                                     82,039,199
                                                                ---------------
TOTAL COMMON STOCKS (COST $933,702,339) ...                     $ 1,090,425,909
                                                                ---------------
MONEY MARKETS - 0.7%
First American Treasury (Cost $8,034,048) .        8,034,048    $     8,034,048
                                                                ---------------

WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2003 (UNAUDITED)
================================================================================
                                                     PAR            MARKET
U.S. GOVERNMENT TREASURY OBLIGATIONS  - 8.6%        VALUE            VALUE
--------------------------------------------------------------------------------

Treasury Bill, 1.080%, 08/07/03 ...........     $ 14,000,000    $    13,988,576
Treasury Bill, 1.025%, 08/21/03 ...........       20,000,000         19,976,940
Treasury Bill, 0.990%, 09/04/03 ...........       50,000,000         49,923,700
Treasury Bill, 1.075%, 09/04/03 ...........       10,000,000          9,984,740
Treasury Bill, 0.084%, 09/18/03 ...........       10,000,000          9,981,060
                                                                ---------------
TOTAL U.S. GOVERNMENT TREASURY
  OBLIGATIONS (Cost $103,828,149) .........                     $   103,855,016
                                                                ---------------

TOTAL INVESTMENT SECURITIES - 99.4%
  (Cost $1,045,564,535) ...................                     $ 1,202,314,973

OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.6% ......................                           6,854,308
                                                                ---------------

NET ASSETS - 100.0% .......................                     $ 1,209,169,281
                                                                ===============

(a)  Non-income producing security.
See accompanying notes to financial statements.

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22

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                                                                              23

THE WESTPORT FUNDS

Westport Fund
Westport Select Cap Fund

website: www.westportfunds.com

SHAREHOLDER SERVICES
888-593-7878

INVESTMENT ADVISER
Westport Advisers, LLC
253 Riverside Avenue
Westport, Connecticut 06880
203-227-3601

BOARD OF TRUSTEES
Raymond J. Armstrong
Stephen E. Milman
Edmund H. Nicklin, Jr.
Ronald H. Oliver
D. Bruce Smith, II

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354 Cincinnati, Ohio 45201-5354

DISTRIBUTOR
IFS Fund Distributors, Inc.
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202

This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of The Westport Funds.



THE ------
WESTPORT
--------- FUNDS

[LOGO OMITTED]

Semi-Annual Report
June 30, 2003
(Unaudited)

888-593-7878

website:
www.westportfunds.com

WESTPORT [LOGO OMITTED]
INVESTMENTS

ITEM 2.   CODE OF ETHICS.  Not applicable to Semiannual Reports.

ITEM 3.   AUDIT  COMMITTEE   FINANCIAL  EXPERT.  Not  applicable  to  Semiannual
          Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to Semiannual Reports.

ITEMS 5-6.RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)  (1) Code of Ethics. Not Applicable

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Westport Funds
            -------------------
By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
--------------------------
Edmund H. Nicklin, Jr.
President

Date:  September 8, 2003

(Signature and Title)

/s/ Terry A. Wettergreen
------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  September 8, 2003